Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure of deposits from customers [line items]
Demand	$ 133,614
Notice	705,429
Term	359,789
Total	1,198,832	$ 1,018,962
Personal [member]
Disclosure of deposits from customers [line items]
Demand	18,879
Notice	525,348
Term	60,439
Total	604,666	503,430
Bank Deposits [member]
Disclosure of deposits from customers [line items]
Demand	10,020
Notice	496
Term	14,029
Total	24,545	16,751
Business and government [member]
Disclosure of deposits from customers [line items]
Demand	104,715
Notice	179,585
Term	164,795
Total	449,095	366,796
Trading deposits [member]
Disclosure of deposits from customers [line items]
Term	26,398
Total	26,398	26,885
Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Term	94,128
Total	94,128	105,100
Canada [member]
Disclosure of deposits from customers [line items]
Total	642,011
Canada [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	258,638
Canada [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	19,140
Canada [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	314,027
Canada [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	18,596
Canada [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	31,610
United States [member]
Disclosure of deposits from customers [line items]
Total	525,228
United States [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	346,005
United States [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	2,530
United States [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	126,917
United States [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	2,460
United States [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	47,316
International [member]
Disclosure of deposits from customers [line items]
Total	31,593
International [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	23
International [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	2,875
International [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	8,151
International [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	5,342
International [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	15,202
Domestic Offices [member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [line items]
Total	51,095	43,887
Domestic Offices [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	590,916	530,608
Foreign Offices [member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [line items]
Total	71,597	53,381
Foreign Offices [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	482,743	391,076
US federal funds deposited [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	$ 2,481	$ 10